Document and Entity Information	Feb. 27, 2024
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Feb. 27, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38544
Entity Registrant Name	Cenntro Inc.
Entity Central Index Key	0001707919
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	501 Okerson Road
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	732
Local Phone Number	820-6757
Title of 12(b) Security	Comon Stock, $0.0001 par value per share
Trading Symbol	CENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false